Securitizations and variable interest entities - Additional Information (Detail) (Credit Supported, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Credit Supported
Variable Interest Entity [Line Items]
Liabilities related to VIEs for which credit support agreements were provided	$ 22	$ 126